Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Revenues:
Net sales	$ 481,317	$ 478,614	$ 482,229
Membership and other income	4,556	3,516	3,422
Total revenues	485,873	482,130	485,651
Costs and expenses:
Cost of sales	361,256	360,984	365,086
Operating, selling, general and administrative expenses	101,853	97,041	93,418
Operating income	22,764	24,105	27,147
Interest:
Debt	2,044	2,027	2,161
Capital lease and financing obligations	323	521	300
Interest income	(100)	(81)	(113)
Interest, net	2,267	2,467	2,348
Income from continuing operations before income taxes	20,497	21,638	24,799
Provision for income taxes	6,204	6,558	7,985
Income from continuing operations	14,293	15,080	16,814
Income from discontinued operations, net of income taxes	0	0	285
Consolidated net income	14,293	15,080	17,099
Consolidated net income attributable to noncontrolling interest	(650)	(386)	(736)
Consolidated net income attributable to Walmart	$ 13,643	$ 14,694	$ 16,363
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 4.40	$ 4.58	$ 5.01
Basic income per common share from discontinued operations attributable to Walmart	0.00	0.00	0.06
Basic net income per common share attributable to Walmart	4.40	4.58	5.07
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	4.38	4.57	4.99
Diluted income per common share from discontinued operations attributable to Walmart	0.00	0.00	0.06
Diluted net income per common share attributable to Walmart	$ 4.38	$ 4.57	$ 5.05
Weighted-average common shares outstanding:
Basic	3,101	3,207	3,230
Diluted	3,112	3,217	3,243
Dividends declared per common share	$ 2.00	$ 1.96	$ 1.92